Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies (Textual)
Net loss	$ (100,827)	$ (152,741)	$ (874,831)	$ 230,132
Cash and cash equivalents	1,342,561	1,767,835	667,024	407,323	371,300
Short-term loans	18,857,820		15,416,339	6,062,434
Accumulated deficit	(2,168,473)		(2,067,646)	(1,192,815)
Net income of collaborative retail business ratio			40.00%	40.00%
Net Income of collaborative retail business ratio to the agreement company			60.00%	60.00%
Dividend payment restricted percentage	90.00%			90.00%
Amount of profit sharing collaborative arrangement			0	15,672
Allowance for doubtful accounts	109,005		58,367	45,067
Investment in gold held for trading	24,849		32,914
Advances to suppliers	261,920		255,879	35,657
Other current assets	2,413,180		729,355	215,430
Advances from customers	98,155		59,784	59,784	74,512
Shipping and handling costs	77,225	44,713	264,483	205,004
Employee benefit costs	58,731	27,717	109,460	84,709
Advertising costs	39,773	15,544	127,911	125,272
Foreign currency translation adjustments	(10,711)	4,473	16,042	3,030
Foreign currency translation adjustment, Description	Asset and liability accounts at March 31, 2014 and December 31, 2013 were translated at 6.1619 RMB to $1.00 and 6.1104 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the three months ended March 31, 2014 and 2013 were 6.1156 RMB and 6.2769 RMB to $1.00, respectively.		Asset and liability accounts at December 31, 2013 and 2012 were translated at 6.1104 RMB to $1.00 and at 6.3011 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the years ended December 31, 2013 and 2012 were 6.1905 RMB and 6.3034 RMB to $1.00, respectively.
Due from (to) related party	376,758		152,371	3,791,804
Amount receivable from shareholder			0	3,791,804
Receivables Held-for-sale, Amount	373,512		152,371
Decrease in working capital			(9,800,000)
Cash outflow in operating activities	(1,922,554)	(2,421,914)	(3,193,249)	667,324
Fair value change of held for sale investment	(7,849)	0
Working capital deficit	9,897,839
Prepaid travel advance	3,246		0
Laifeng Anpulo Yunxing Transportation [Member]
Summary of Significant Accounting Policies (Textual)
Receivables Held-for-sale, Amount	262,222		3,014	0
Laifeng Fangchi Hotel [Member]
Summary of Significant Accounting Policies (Textual)
Receivables Held-for-sale, Amount	111,290		99,724	0
Laifeng Fangchi Paotang Restaurant [Member]
Summary of Significant Accounting Policies (Textual)
Receivables Held-for-sale, Amount			$ 49,633	$ 0